Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary Of Property, Plant and Equipment

	Land	Buildings	Warehouse equipment and facilities	Computer and office equipment	Construction in-progress and advances for PP&E	Total
Cost
Balance at January 1, 2020	80	1,823	4,136	2,928	1,325	10,292

Additions	—	—	—	—	6,669	6,669
Transfer	—	—	4,254	2,244	(6,498)	—
Disposals	—	—	(93)	(193)	—	(286)

Balance at December 31, 2020	80	1,823	8,297	4,979	1,496	16,675

Additions	888	1,176	—	—	18,198	20,262
Transfer	—	—	5,129	6,919	(12,048)	—
Disposals	—	—	(218)	(302)	—	(520)

Translation difference	—	—	—	1	—	1

Balance at December 31, 2021	968	2,999	13,208	11,597	7,646	36,418

Accumulated depreciation
Balance at January 1, 2020	—	(173)	(947)	(913)	—	(2,033)

Charge for the year	—	(40)	(780)	(1,029)	—	(1,849)
Disposals	—	—	80	130	—	210

Balance at December 31, 2020	—	(213)	(1,647)	(1,812)	—	(3,672)

Charge for the year	—	(40)	(1,460)	(1,698)	—	(3,198)
Disposals	—	—	190	232	—	422

Translation difference	—	—	—	—	—	—

Balance at December 31, 2021	—	(253)	(2,917)	(3,278)	—	(6,448)

Carrying amounts
Balance at December 31, 2020	80	1,610	6,650	3,167	1,496	13,003

Balance at December 31, 2021	968	2,746	10,291	8,319	7,646	29,970